Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2],[3]	17.00%	9.28%	6.50%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1],[2]	17.22%	9.31%	6.52%
Columbia Integrated Small Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1],[2],[4]	10.21%	7.77%	5.62%
Without Sales Load [Member] | Columbia Integrated Small Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1],[2],[4]	16.96%	9.04%	6.25%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 2000 Growth Index
Average Annual Return, Percent		17.67%	8.35%	8.21%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell® 3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
[3]	The returns shown for periods prior to January 26, 2022 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
[4]	The returns shown for periods prior to May 31, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.